Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 98,020	$ 92,563
Restricted cash	283	283
Prepaid expenses and other current assets	1,958	7,112
Total current assets	100,261	99,958
Operating lease assets	432	1,057
Property and equipment, net	0	2,894
Restricted cash, net of current portion	400	0
Other assets	0	40
Total assets	101,093	103,949
Current liabilities:
Accounts payable	27	384
Accrued expenses and other current liabilities	5,449	11,732
Operating lease liabilities	878	999
Total current liabilities	6,354	13,115
Note payable, net of discount	0	15,276
Operating lease liabilities, net of current portion	0	188
Total liabilities	6,354	28,579
Commitments and contingencies (Note 11)
Stockholders' equity:
Preferred stock, $0.0001 par value; 10,000 shares authorized and no shares issued or outstanding as of December 31, 2023 and 2022	0	0
Common stock, $0.0001 par value; 150,000 shares authorized as of December 31, 2023 and 2022; 44,654 and 43,916 shares issued and outstanding as of December 31, 2023 and 2022, respectively	4	4
Additional paid-in capital	572,010	564,798
Accumulated deficit	(477,275)	(489,432)
Total stockholders' equity	94,739	75,370
Total liabilities and stockholders' equity	$ 101,093	$ 103,949